As filed with the Securities and Exchange Commission on April 1, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21168

NEUBERGER BERMAN INTERMEDIATE MUNICIPAL FUND INC.
(Exact Name of the Registrant as Specified in Charter)

605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Robert Conti, Chief Executive Officer
Neuberger Berman Intermediate Municipal Fund Inc.
605 Third Avenue, 2nd Floor
New York, New York 10158-0180

Arthur Delibert, Esq.

K&L Gates LLP

1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and addresses of agents for service)

Date of fiscal year end: October 31, 2009

Date of reporting period: January 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§ 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

January 31, 2009

Schedule of Investments  Intermediate Municipal Fund Inc.

(UNAUDITED)

Principal Amount Security @		Value†
($000's omitted)	($000's omitted)

Alabama (1.5%)
4,210	DCH Hlth. Care Au. Hlth. Care Fac. Rev., Ser. 2002, 5.25%, due 6/1/14	4,344

Arizona (8.0%)
1,465	Arizona Energy Management Svcs. (Main) LLC Energy Conservation Rev. (Arizona St. Univ. Proj.-Main Campus), Ser. 2002, (MBIA Insured), 5.25%, due 7/1/17	1,567
5,000	Arizona Sch. Fac. Board Cert. of Participation, Ser. 2008, (AGC-ICC Insured), 5.13%, due 9/1/21	5,213
2,000	Arizona St. Trans. Board Hwy. Rev., Ser. 2008-A, 5.00%, due 7/1/26	2,073
2,265	Arizona Wtr. Infrastructure Fin. Au. Rev. (Wtr. Quality), Ser. 2008-A, 5.00%, due 10/1/22	2,462
5,000	Mohave Co. Ind. Dev. Au. Correctional Fac. Contract Rev. (Mohave Prison LLC Expansion Proj.), Ser. 2008, 7.50%, due 5/1/19	5,198	ß
1,840	Pinal Co. Cert. of Participation, Ser. 2004, 5.25%, due 12/1/18	1,901
1,155	Pinal Co. Cert. of Participation, Ser. 2004, 5.25%, due 12/1/22	1,110
1,750	Verrado Comm. Fac. Dist. Number 1 G.O., Ser. 2003, 6.15%, due 7/15/17	1,490
2,325	Verrado Comm. Fac. Dist. Number 1 G.O., Ser. 2006, 5.05%, due 7/15/18	1,658
		22,672

California (7.4%)

3,500	California Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Republic Svcs., Inc. Proj.), Ser. 2002-B, 5.25%, due 6/1/23 Putable 12/1/17	3,028	µß
2,000	California Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Waste Management, Inc. Proj.), Ser. 2005-C, 5.13%, due 11/1/23	1,425	ß
2,500	California St. Dept. of Wtr. Res. Pwr. Supply Rev., Ser. 2002-A, 5.75%, due 5/1/17 Pre-Refunded 5/1/12	2,885
3,460	California St. Dept. of Wtr. Res. Pwr. Supply Rev., Ser. 2002-A, 5.38%, due 5/1/22 Pre-Refunded 5/1/12	3,951
1,500	California St. Pub. Works Board Lease Rev., Ser. 2002-A, (AMBAC Insured), 5.25%, due 12/1/17	1,548
1,240	California Statewide CDA Hlth. Fac. Rev. (Mem. Hlth. Svcs.), Ser. 2003-A, 6.00%, due 10/1/16	1,293	ß
1,270	California Statewide CDA Rev. (California Baptist Univ.), Ser. 2007-A, 5.30%, due 11/1/18	953	ß
2,800	Golden St. Tobacco Securitization Corp. Tobacco Settlement Asset-Backed Rev., Ser. 2003-A1, 6.25%, due 6/1/33	3,091
2,080	Oakland Redev. Agcy. Sub. Tax Allocation Rev. (Central Dist. Redev. Proj.), Ser. 2003, (FGIC Insured), 5.50%, due 9/1/18	1,971
740	San Diego Redev. Agcy. Sub. Parking Rev. (Centre City Redev. Proj.), Ser. 2003-B, 5.00%, due 9/1/17	733
		20,878

Colorado (5.9%)
4,220	Colorado Springs Util. Sys. Sub. Lien Ref. Rev., Ser. 2002-A, (AMBAC Insured), 5.38%, due 11/15/18	4,607
1,580	Denver City & Co. Arpt. Sys. Ref. Rev., Ser. 1991-D, (XLCA Insured), 7.75%, due 11/15/13	1,733
4,000	Denver City & Co. Arpt. Sys. Ref. Rev., Ser. 2002-E, (FGIC Insured), 5.25%, due 11/15/14	4,077
1,000	Pub. Au. for Colorado Energy Natural Gas Purchase Rev., Ser. 2008, (LOC: Merrill Lynch Capital Markets), 6.13%, due 11/15/23	871
4,610	Thornton Cert. of Participation, Ser. 2002, (AMBAC Insured), 5.38%, due 12/1/16 Pre-Refunded 12/1/12	5,290
		16,578

Connecticut (0.8%)

2,400	Mashantucket Western Pequot Tribe Spec. Rev., Sub. Ser. 1997-B, 5.70%, due 9/1/12	2,205	ñ

District of Columbia (2.1%)
4,495	Dist. of Columbia (Washington, D.C.) Ref. G.O., Ser. 2002-C, (XLCA Insured), 5.25%, due 6/1/13	4,891
1,000	Metro. Washington Dist. of Columbia Arpt. Au. Sys., Ser. 2008-A, 5.50%, due 10/1/18	1,026
		5,917

Florida (7.8%)
2,320	Fiddlers Creek Comm. Dev. Dist. Number 2 Spec. Assessment Rev., Ser. 2003-A, 6.00%, due 5/1/16	1,867
985	Miami Beach Hlth. Fac. Au. Hosp. Ref. Rev. (Mount Sinai Med. Ctr. of Florida Proj.), Ser. 2004, 6.25%, due 11/15/09	959	ß
8,140	Orange Co. Sales Tax Ref. Rev., Ser. 2002-A, (FGIC Insured), 5.13%, due 1/1/18	8,649
2,085	Palm Beach Co. Hlth. Fac. Au. Hosp. Ref. Rev. (BRCH Corp. Oblig. Group), Ser. 2001, 5.00%, due 12/1/12	1,932	ß
7,000	Palm Beach Co. Sch. Board Cert. of Participation, Ser. 2001-B, (AMBAC Insured), 5.38%, due 8/1/17	7,446
1,000	Sarasota Co. Util. Sys. Ref. Rev., Ser. 2002-C, (FGIC Insured), 5.25%, due 10/1/20	1,041
		21,894

Georgia (3.1%)
4,575	Henry Co. Wtr. & Swr. Au. Ref. Rev., Ser. 2002-A, (MBIA Insured), 5.13%, due 2/1/17	5,065
1,000	Main Street Natural Gas, Inc. Gas Proj. Rev., Ser. 2007-B, 5.00%, due 3/15/14	904
2,710	Newnan Hosp. Au. Rev. Anticipation Cert. (Newnan Hosp., Inc. Proj.), Ser. 2002, (MBIA Insured), 5.50%, due 1/1/18	2,806	ß
		8,775

Illinois (13.0%)
2,965	Bartlett Tax Increment Ref. Rev. (Quarry Redev. Proj.), Ser. 2007, 5.35%, due 1/1/17	2,397
5,940	Chicago G.O., Ser. 2002-A, (AMBAC Insured), 5.38%, due 1/1/17 Pre-Refunded 7/1/12	6,744
180	Chicago G.O. (Unrefunded Bal.), Ser. 2002-A, (AMBAC Insured), 5.38%, due 1/1/17	195
1,500	Chicago Metro. Wtr. Reclamation Dist. Cap. Imp. G.O., Ser. 2002-C, 5.38%, due 12/1/16 Pre-Refunded 12/1/12	1,727
1,970	Cook Co. Township High Sch. Dist. Number 225 Northfield Township, Ser. 2008, 5.00%, due 12/1/25	2,046
5,130	Illinois Ed. Fac. Au. Rev. (Field Museum of Natural History), Ser. 2002, 4.30%, due 11/1/36 Putable 11/1/13	5,453	µß
4,000	Illinois Fin. Au. Rev. (Clare Oaks Proj.), Ser. 2006-A, 5.75%, due 11/15/16	3,492	ß
5,000	Illinois G.O., Ser. 2002, (MBIA Insured), 5.25%, due 10/1/14	5,554
3,000	Illinois Hlth. Fac. Au. Rev. (Loyola Univ. Hlth. Sys.) (Unrefunded Bal.), Ser. 1997-A, (MBIA Insured), 6.00%, due 7/1/14	3,425	ß
1,670	Illinois Metro. Pier & Exposition Au. Dedicated St. Tax Ref. Rev., Ser. 1998-A, (FGIC Insured), 5.50%, due 6/15/17	2,026
2,000	Kane, Cooke, & DuPage Cos. Elgin Sch. Dist. Number U-46 G.O., Ser. 1998, (FSA Insured), 5.35%, due 1/1/15	2,122
2,250	Southwestern Illinois Local Gov't Dev. Au. Rev., (Collinsville Ltd.), Ser. 2007, 5.00%, due 3/1/25	1,490
		36,671

Indiana (11.4%)
1,995	Indiana Bond Bank Rev. (St. Revolving Fund Prog.), Ser. 2001-A, 5.38%, due 2/1/17 Pre-Refunded 2/1/13	2,314
760	Indiana Bond Bank Rev. (St. Revolving Fund Prog.), Ser. 2001-B, 5.25%, due 2/1/18 Pre-Refunded 2/1/13	871
8,005	Indiana Bond Bank Rev. (Unrefunded Bal. Revolving Fund Prog.), Ser. 2001-A, 5.38%, due 2/1/17	8,761
2,800	Indiana Bond Bank Rev. (Unrefunded Bal. Revolving Fund Prog.), Ser. 2002-B, 5.25%, due 2/1/18	3,048
4,000	Indiana Hlth. & Ed. Fac. Fin. Au. Hosp. Ref. Rev. (Clarian Hlth. Oblig. Group), Ser. 2006-B, 5.00%, due 2/15/21	3,437	ß
1,000	Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev., Ser. 2003-B, (MBIA Insured), 5.25%, due 1/1/18	1,070
2,050	Indiana St. Hlth. Fac. Fin. Au. Rev. (Hlth. Sys. Sisters of St. Francis), Ser. 2001, 5.35%, due 11/1/15	2,129	ß
1,065	Indiana St. Recreational Dev. Comm. Rev., Ser. 2002, (AMBAC Insured), 5.25%, due 7/1/18	1,133
1,125	Indiana St. Recreational Dev. Comm. Rev., Ser. 2002, (AMBAC Insured), 5.25%, due 7/1/19	1,187
3,055	Indiana Trans. Fin. Au. Hwy. Ref. Rev., Ser. 2004-B, (FGIC Insured), 5.75%, due 12/1/21	3,524
2,580	Indianapolis Local Pub. Imp. Rev. (Indianapolis Arpt. Au. Proj.), Ser. 2003-A, (FSA Insured), 5.63%, due 1/1/17	2,652
2,000	Jasper Hosp. Au. Hosp. Fac. Ref. Rev. (Mem. Hosp. & Hlth. Care Ctr. Proj.), Ser. 2002, (Radian Insured), 5.50%, due 11/1/17	1,921	ß
		32,047
Iowa (4.5%)
1,000	Coralville Urban Renewal Rev., Tax Increment, Ser. 2007-C, 5.00%, due 6/1/15	1,051
5,110	Iowa Fin. Au. Rev. (St. Revolving Fund), Ser. 2008, 5.50%, due 8/1/22	5,749
3,000	Iowa Tobacco Settlement Au. Tobacco Settlement Asset-Backed Rev., Ser. 2001-B, 5.30%, due 6/1/25 Pre-Refunded 6/1/11	3,242
3,000	Iowa Tobacco Settlement Au. Tobacco Settlement Asset-Backed Rev., Ser. 2005-C, 5.38%, due 6/1/38	1,699
1,005	Kirkwood Comm. College Iowa New Jobs Training Cert. (Merged Area X), Ser. 2007-1B, 5.00%, due 6/1/17	1,068
		12,809
Louisiana (1.1%)
2,500	Morehouse Parish Ref. PCR (Int'l Paper Co. Proj.), Ser. 2001-A, 5.25%, due 11/15/13	2,231	ß
1,000	Tobacco Settlement Fin. Corp. Tobacco Settlement Asset-Backed Rev., Ser. 2001-B, 5.50%, due 5/15/30	763
		2,994
Maryland (0.4%)
1,000	Maryland St. Hlth. & Higher Ed. Fac. Au. Rev. (Union Hosp. of Cecil Co.), Ser. 2002, 5.50%, due 7/1/14	1,017	ß
Massachusetts (8.7%)
3,000	Massachusetts Port Au. Spec. Fac. Rev. (Delta Air Lines, Inc. Proj.), Ser. 2001-A, (AMBAC Insured), 5.50%, due 1/1/19	1,697	ß
1,850	Massachusetts St. G.O., Ser. 2002-E, (MBIA Insured), 5.38%, due 1/1/18 Pre-Refunded 1/1/13	2,089
2,450	Massachusetts St. Hlth. & Ed. Fac. Au. Rev. (Caritas Christi Oblig. Group), Ser. 1999-A, 5.70%, due 7/1/15	2,261	ß
2,420	Massachusetts St. Hlth. & Ed. Fac. Au. Rev. (Milford-Whitinsville Reg. Hosp.), Ser. 1998-C, 5.75%, due 7/15/13	2,282	ß
4,935	Massachusetts St. Hlth. & Ed. Fac. Au. Rev. (New England Med. Ctr. Hosp.), Ser. 2002-H, (FGIC Insured), 5.38%, due 5/15/16 Pre-Refunded 5/15/12	5,519	ß
5,030	Massachusetts St. Wtr. Poll. Abatement Trust Rev. (MWRA Prog.), Ser. 2002-A, 5.25%, due 8/1/19	5,394
2,775	Massachusetts St. Wtr. Poll. Abatement Trust Rev. (Unrefunded Bal. Rev. Pool Prog.), Ser. 2001-7, 5.25%, due 2/1/16	2,990
2,000	Massachusetts St. Wtr. Poll. Abatement Trust. Rev. (Pool Prog.), Ser. 2001-7, 5.25%, due 2/1/16 Pre-Refunded 8/1/11	2,179
		24,411
Michigan (3.8%)
1,070	Ingham & Clinton Cos. East Lansing Bldg. Au. Ref. G.O., Ser. 1999, 5.25%, due 10/1/16	1,089
1,375	Macomb Co. New Haven Comm. Sch. Bldg. & Site G.O., Ser. 2002, 5.25%, due 5/1/17 Pre-Refunded 11/1/12	1,565
1,500	Michigan St. Bldg. Au. Rev. (Fac. Prog.), Ser. 2001-II, 5.50%, due 10/15/18 Pre-Refunded 10/15/11	1,667
3,850	Royal Oak Hosp. Fin. Au. Hosp. Ref. Rev. (William Beaumont Hosp.), Ser. 1996, 6.25%, due 1/1/12	3,963	ß
2,000	Summit Academy North Pub. Sch. Academy Ref. Rev., Ser. 2005, 5.25%, due 11/1/20	1,545
880	Summit Academy Pub. Sch. Academy Ref. Rev., Ser. 2005, 6.00%, due 11/1/15	787
		10,616
Minnesota (2.4%)
2,000	Freeborn Co. Hsg. & Redev. Au. Lease Rev. (Criminal Justice Ctr. Proj.), Ser. 2002, 5.38%, due 2/1/17	2,078
2,000	Maple Grove Hlth. Care Sys. Rev. (Maple Grove Hosp. Corp.), Ser. 2007, 5.00%, due 5/1/17	1,979	ß
2,540	St. Paul Port Au. Lease Rev. (Office Bldg. at Cedar Street), Ser. 2002, 5.00%, due 12/1/17	2,738
		6,795
Mississippi (0.6%)
1,500	Mississippi Dev. Bank Spec. Oblig. (Wilkinson Co. Correctional), Ser. 2008-D, 5.00%, due 8/1/15	1,646	ß
Missouri (5.0%)
3,495	Bi State Dev. Agcy. Metro. Dist. Rev. (Metrolink Cross Co. Extension Proj.), Ser. 2002-B, (FSA Insured), 5.25%, due 10/1/16	3,815
2,000	Boone Co. Hosp. Ref. Rev. (Boone Hosp. Ctr.), Ser. 2002, 5.05%, due 8/1/20	1,857	ß
2,425	Branson Dev. Fin. Board Infrastructure Fac. Board Rev., Ser. 2003-A, 5.00%, due 12/1/17	2,232
725	Branson Ind. Dev. Au. Ltd. Oblig. Tax Increment Rev. (Branson Landing-Retail Proj.), Ser. 2005, 5.25%, due 6/1/21	515
2,000	Missouri St. Env. Imp. & Energy Res. Au. Wtr. Poll. Ctrl. & Drinking Wtr. Rev., Ser. 2002-B, 5.50%, due 7/1/16	2,227
435	Missouri St. Hsg. Dev. Comm. Multi-Family Hsg. Rev., Ser. 2001-II, (FHA Insured), 5.25%, due 12/1/16	443	a
110	Missouri St. Hsg. Dev. Comm. Multi-Family Hsg. Rev., Ser. 2001-III, (FHA Insured), 5.05%, due 12/1/15	111
2,965	Missouri St. Univ. Auxiliary Enterprise Sys. Rev., Ser. 2007-A, (XLCA Insured), 5.00%, due 4/1/26	2,787
		13,987
Nevada (2.6%)
4,355	Las Vegas Valley Wtr. Dist. Ref. & Wtr. Imp. G.O., Ser. 2003-A, (FGIC Insured), 5.25%, due 6/1/16	4,746
2,295	Truckee Meadows Wtr. Au. Wtr. Rev., Ser. 2001-A, (FSA Insured), 5.50%, due 7/1/15	2,483
		7,229
New Hampshire (1.6%)
2,310	New Hampshire Hlth. Ed. Fac. Au. Rev. (Univ. Sys. of New Hampshire), Ser. 2001, (AMBAC Insured), 5.38%, due 7/1/17 Pre-Refunded 7/1/11	2,559
1,700	New Hampshire Hlth. Ed. Fac. Au. Rev. (Univ. Sys. of New Hampshire) (Unrefunded Bal.), Ser. 2001, (AMBAC Insured), 5.38%, due 7/1/17	1,827
		4,386
New Jersey (5.2%)
5,000	New Jersey Bldg. Au. St. Bldg. Ref. Rev., Ser. 2002-B, (FSA Insured), 5.25%, due 12/15/15	5,482
1,500	New Jersey Econ. Dev. Au. Cigarette Tax Rev., Ser. 2004, 5.63%, due 6/15/19	1,276
6,900	New Jersey Ed. Fac. Au. Rev. (Stevens Institute of Technology), Ser. 2002 -C, 5.25%, due 7/1/17 Pre-Refunded 7/1/13	7,942	ß
		14,700
New York (4.2%)
870	Lyons Comm. Hlth. Initiatives Corp. Fac. Rev., Ser. 2004, 5.50%, due 9/1/14	988
3,250	New York City G.O., Ser. 2002-C, 5.50%, due 8/1/15	3,591
2,580	New York City IDA Civic Fac. Rev. (Lycee Francais de New York Proj.), Ser. 2002-A, (ACA Insured), 5.50%, due 6/1/14	2,411	ß
750	New York City IDA Civic Fac. Rev. (Vaughn College of Aeronautics and Technology), Ser. 2006-A, 5.00%, due 12/1/21	554	ß
2,750	New York City IDA Liberty Rev. (7 World Trade Ctr., LLC Proj.), Ser. 2005-A, 6.25%, due 3/1/15	2,329
1,250	New York Liberty Dev. Corp. Rev. (Nat'l Sports Museum Proj.), Ser. 2006-A, 6.13%, due 2/15/19	145	#‡
1,700	New York St. Dorm. Au. Personal Income Tax Rev., Ser. 2003-A, 5.38%, due 3/15/20 Pre-Refunded 3/15/13	1,967
		11,985
North Dakota (1.6%)
4,100	Fargo Hlth. Sys. Rev. (Meritcare Obligated Group), Ser. 2002-A, (AMBAC Insured), 5.63%, due 6/1/17	4,454	ß
Ohio (2.2%)
3,760	Ohio St. Air Quality Dev. Au. Env. Imp. Ref. Rev. (USX Corp. Proj.), Ser. 1995, 5.00%, due 11/1/15 Putable 11/1/11	3,636	µß
2,700	Ohio St. Higher Ed. Fac. Commission Rev. (Pooled Fin.), Ser. 1998, (LOC: Fifth Third Bank), 3.50%, due 2/5/09	2,700	µß
		6,336
Pennsylvania (6.1%)
1,765	Cumberland Co. West Shore Area Au. Hosp. Rev. (Holy Spirit Hosp. of the Sisters of Christian Charity Proj.), Ser. 2001, 6.05%, due 1/1/19	1,531	ß
565	Delaware River Joint Toll Bridge Comm. Sys. Rev., Ser. 2003, 5.25%, due 7/1/18 Pre-Refunded 7/1/13	656
435	Delaware River Joint Toll Bridge Comm. Sys. Rev. (Unrefunded Bal.), Ser. 2003, 5.25%, due 7/1/18	462
2,000	Lancaster Co. Hosp. Au. Rev. (Brethren Village Proj.), Ser. 2008-A, 6.10%, due 7/1/22	1,631	ß
2,000	Lehigh Co. Gen. Purp. Au. Rev. (KidsPeace Oblig. Group), Ser. 1998, 6.00%, due 11/1/23	1,299	ß
5,000	Montgomery Co. Higher Ed. & Hlth. Au. Hosp. Rev. (Abington Mem. Hosp. Proj.), Ser. 2002-A, 5.00%, due 6/1/19	4,748	ß
900	Pennsylvania Econ. Dev. Fin. Au. Res. Rec. Ref. Rev. (Colver Proj.), Ser. 2005-G, 5.13%, due 12/1/15	712
2,000	Philadelphia Arpt. Ref. Rev. (Philadelphia Arpt. Sys.), Ser. 1998-A, (FGIC Insured), 5.38%, due 6/15/14	2,015
1,480	Sayre Hlth. Care Fac. Au. Rev., (Guthrie Hlth. Proj.), Ser. 2002-A, 5.75%, due 12/1/21 Pre-Refunded 12/1/11	1,673	ß
520	Sayre Hlth. Care Fac. Au. Rev. (Unrefunded Bal.), (Guthrie Hlth. Proj.), Ser. 2002-A, 5.75%, due 12/1/21	517	ß
2,000	Westmoreland Co. IDA Gtd. Rev. (Nat'l Waste & Energy Corp., Valley Landfill Expansion Proj.), Ser. 1993, 5.10%, due 5/1/18 Putable 5/1/09	1,996	µß
		17,240
South Carolina (5.7%)
1,100	Charleston Co. Sch. Dist. G.O., Ser. 2001, (FSA Insured), 5.00%, due 2/1/18	1,163
2,140	Mt. Pleasant Town Waterworks & Swr. Sys. Ref. & Imp. Rev., Ser. 2002, (FGIC Insured), 5.25%, due 12/1/17	2,345
2,345	South Carolina Jobs Econ. Dev. Au. Hosp. Ref. Rev. (Palmetto Hlth. Alliance), Ser. 2003-A, 6.00%, due 8/1/13	2,310	ß
2,000	South Carolina Jobs Econ. Dev. Au. Hosp. Ref. Rev. (Palmetto Hlth. Alliance), Ser. 2003-A, 6.13%, due 8/1/23	1,774	ß
4,665	South Carolina St. Pub. Svc. Au. Rev., Ser. 2002-B, (FSA Insured), 5.38%, due 1/1/18	4,977
3,500	Union Co. IDR (Federal Paper Board Co., Inc. Proj.), Ser. 1989, 4.55%, due 11/1/09	3,513	ß
		16,082
Tennessee (1.2%)
1,655	Knox Co. Hlth. Ed. & Hsg. Fac. Board Hosp. Fac. Rev., Ser. 2002-A, (FSA Insured), 5.50%, due 1/1/18 Pre-Refunded 1/1/13	1,903	ß
1,360	Knox Co. Hlth. Ed. & Hsg. Fac. Board Hosp. Fac. Rev. (Unrefunded Bal.), Ser. 2002-A, (FSA Insured), 5.50%, due 1/1/18	1,492	ß
		3,395
Texas (23.2%)
4,145	Anson Ed. Fac. Corp. Std. Hsg. Rev. (Univ. of Texas at Dallas-Waterview Park Proj.), Ser. 2002, (ACA Insured), 5.00%, due 1/1/23	2,712	ß
865	Austin Convention Enterprises, Inc. Convention Ctr. Hotel First Tier Rev., Ser. 2001-A, 6.38%, due 1/1/16 Pre-Refunded 1/1/11	927
3,300	Brazos River Au. Ref. PCR (TXU Energy Co. LLC Proj.), Ser. 2003-A, 6.75%, due 4/1/38 Putable 4/1/13	2,165	µß
1,000	Brazos River Au. Ref. PCR (TXU Energy Co. LLC Proj.), Ser. 2003-D, 5.40%, due 10/1/29 Putable 10/1/14	666	µß
3,600	Corpus Christi Tax & Muni. Hotel Occupancy Tax G.O., Ser. 2002, (FSA Insured), 5.50%, due 9/1/17	3,961
2,100	Dallas-Fort Worth Int'l Arpt. Fac. Imp. Corp. Rev., Ser. 2004-A1, 6.15%, due 1/1/16	1,735	ß
1,935	Dallas-Fort Worth Int'l Arpt. Imp. Rev., Ser. 2004-B, (FSA Insured), 5.50%, due 11/1/18	1,962
1,750	Ector Co. Hosp. Dist. Hosp. Rev., Ser. 2002-A, 5.63%, due 4/15/16	1,751
1,745	Ector Co. Hosp. Dist. Hosp. Rev., Ser. 2002-A, 5.63%, due 4/15/17	1,745
2,300	Harris Co. Perm. Imp. Ref. G.O., Ser. 2008-B, 5.00%, due 10/1/19	2,625
2,900	Harris Co. Toll Road Sr. Lien Rev., Ser. 2008-B, 5.00%, due 8/15/33	2,781
2,210	Harris Co. Toll Road Sr. Lien Rev., (Unrefunded Bal.), Ser. 2002, (FSA Insured), 5.38%, due 8/15/16	2,435
4,790	Harris Co. Toll Road Sr. Lien Rev., Ser. 2002, (FSA Insured), 5.38%, due 8/15/16 Pre-Refunded 8/15/12	5,461
610	HFDC Ctr. Texas, Inc. Retirement Fac. Rev., Ser. 2006-A, 5.25%, due 11/1/15	486	ß
3,235	Houston Arpt. Sys. Sub. Lien. Ref. Rev., Ser. 2001-A, (FGIC Insured), 5.50%, due 7/1/16	3,270
4,955	Houston Pub. Imp. Ref. G.O., Ser. 2002, (MBIA Insured), 5.25%, due 3/1/17	5,357
1,000	Houston Pub. Imp. Ref. G.O., Ser. 2008-A, 5.00%, due 3/1/20	1,111
4,780	North Central Hlth. Fac. Dev. Corp. Hosp. Ref. Rev. (Baylor Hlth. Care Sys. Proj.), Ser. 1998, 5.10%, due 5/15/13	4,849	ß
950	Northwest Texas Independent Sch. Dist. Sch. Bldg., Ser. 2002, (PSF Insured), 5.50%, due 8/15/17 Pre-Refunded 2/15/13	1,101
50	Northwest Texas Independent Sch. Dist. Sch. Bldg. (Unrefunded Bal.), Ser. 2002, (PSF Insured), 5.50%, due 8/15/17	56
20	San Antonio Cert. of Obligation G.O., Ser. 2002, 5.00%, due 2/1/14 Pre-Refunded 2/1/12	22
6,795	San Antonio Independent Sch. Dist. Unlimited Tax G.O., Ser. 2001-B, (PSF Insured), 5.38%, due 8/15/17	7,256
1,240	San Antonio Cert. of Obligation G.O. (Unrefunded Bal.), Ser. 2002, 5.00%, due 2/1/14	1,348
500	San Leanna Ed. Fac. Corp. Higher Ed. Ref. Rev., (St. Edwards Univ. Proj.), Ser. 2007, 5.00%, due 6/1/19	407	ß
910	Southmost Reg. Wtr. Au. Wtr. Supply Contract Rev., Ser. 2002, (MBIA Insured), 5.50%, due 9/1/19 Pre-Refunded 9/1/12	1,041
1,000	Southmost Reg. Wtr. Au. Wtr. Supply Contract Rev. (Unrefunded Bal.), Ser. 2002, (MBIA Insured), 5.50%, due 9/1/19	1,080
4,200	Tarrant Reg. Wtr. Dist. Wtr. Ref. & Imp. Rev., Ser. 2002, (FSA Insured), 5.38%, due 3/1/16	4,693
300	Texas Std. Hsg. Corp. Std. Hsg. Rev. (Midwestern St. Univ. Proj.), Ser. 2002, 5.50%, due 9/1/12	321
1,000	Trinity River Au. Imp. & Ref. Rev. (Tarrant Co. Wtr. Proj.), Ser. 2003, (MBIA Insured), 5.50%, due 2/1/16 Pre-Refunded 2/1/13	1,155
1,085	Tyler Hlth. Fac. Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg. Hlth. Care Ctr. Proj.), Ser. 2003, 5.25%, due 7/1/13	979
		65,458
Utah (0.7%)
800	Intermountain Pwr. Agcy. Pwr. Supply Rev., Ser. 1985-E, (LOC: Morgan Stanley), 0.95%, due 2/2/09	800	µ
1,200	Uintah Co. Muni. Bldg. Au. Lease Rev., Ser. 2008, 5.25%, due 6/1/20	1,271
		2,071
Virgin Islands (0.7%)
1,000	Virgin Islands Pub. Fin. Au. Refinery Fac. Rev. (HOVENSA Refinery), Ser. 2003, 6.13%, due 7/1/22	769
1,500	Virgin Islands Pub. Fin. Au. Refinery Fac. Rev. (HOVENSA Refinery), Ser. 2004, 5.88%, due 7/1/22	1,126	ß
		1,895
Virginia (0.9%)
2,620	Peninsula Ports Au. Res. Care Fac. Ref. Rev. (VA Baptist Homes), Ser. 2006-C, 5.25%, due 12/1/21	1,929	ß
1,000	Virginia Beach Dev. Au. Residential Care Fac. Mtge. Ref. Rev. (Westminster-Canterbury of Hampton Roads, Inc.), Ser. 2005, 5.00%, due 11/1/22	721	ß
		2,650

Washington (10.4%)
8,800	Energy Northwest Elec. Ref. Rev. (Proj. Number 3), Ser. 2001-A, (FSA Insured), 5.50%, due 7/1/17	9,391
5,000	King & Snohomish Cos. Northshore Sch. Dist. Number 417 G.O., Ser. 2002, (FSA Insured), 5.50%, due 12/1/17 Pre-Refunded 6/1/12	5,690
6,250	Port of Seattle Sub. Lien Rev., Ser. 2002-B, (FGIC Insured), 5.50%, due 9/1/16	6,363
1,000	Skagit Co. Pub. Hosp. Dist. Number 1 Ref. Rev., Ser. 2007, 5.63%, due 12/1/25	691
1,000	Skagit Co. Pub. Hosp. Dist. Ref. Rev., Ser. 2003, 6.00%, due 12/1/23	742
1,625	Skagit Co. Pub. Hosp. Dist. Ref. Rev., Ser. 2003, 6.00%, due 12/1/18	1,317
2,500	Tacoma Wtr. Sys. Rev., Ser. 2001, (FGIC Insured), 5.13%, due 12/1/19	2,617
3,125	Washington St. Hlth. Care Fac. Au. Rev. (Yakima Valley Mem. Hosp. Assoc.), Ser. 2002, (ACA Insured), 5.00%, due 12/1/17	2,611	ß
		29,422
West Virginia (0.4%)
1,000	West Virginia Sch. Bldg. Au. Excess Lottery Rev., Ser.2008, 5.00%, due 7/1/19	1,124
Wisconsin (5.8%)
1,280	Badger Tobacco Asset Securitization Corp. Tobacco Settlement Asset-Backed Rev., Ser. 2002, 6.13%, due 6/1/27	1,182
1,900	Univ. of Wisconsin Hosp. & Clinics Au. Hosp. Rev., Ser. 2002-B, 5.50%, due 4/1/12	1,960
1,370	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Aurora Med. Group, Inc. Proj.), Ser. 1996, (FSA Insured), 6.00%, due 11/15/11	1,466	ß
1,000	Wisconsin St. Hlth. & Ed. Fac. Au. Rev., (Franciscan Sisters Hlth. Care), Ser. 2007, 5.00%, due 9/1/14	887	ß
7,205	Wisconsin St. G.O., Ser. 2002-C, (MBIA Insured), 5.25%, due 5/1/17 Pre-Refunded 5/1/12	8,081
2,780	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Kenosha Hosp. & Med. Ctr., Inc. Proj.), Ser. 1999, 5.50%, due 5/15/15	2,806	ß
		16,382
Wyoming (1.5%)
4,895	Wyoming Comm. Dev. Au. Hsg. Rev., Ser. 2006-6, 5.00%, due 12/1/21	4,307

Other (1.5%)
2,000	MuniMae Subordinated Cumulative Perpetual Preferred Shares, Ser. C, 4.70%, due 6/30/49 Putable 9/30/09	1,732	ñ
3,000	Non-Profit Pfd. Fdg. Trust I, Ser. 2006-C, 4.72%, due 9/15/37	2,544	Ñ
		4,276

	Total Investments (163.0%) (Cost $467,932)	459,648	##

	Cash, receivables and other assets, less liabilities (0.6%)	1,623

	Liquidation Value of Auction Market Preferred Shares [(63.6%)]	(179,400)

	Total Net Assets Applicable to Common Shareholders (100.0%)	$281,871

See Notes to Schedule of Investments

     Notes to Schedule of Investments

†

Investments in securities by Neuberger Berman California Intermediate Municipal Fund Inc. ("California"), Neuberger Berman Intermediate Municipal Fund Inc. ("Intermediate"), and Neuberger Berman New York Intermediate Municipal Fund Inc. ("New York") (individually a "Fund", and collectively, the "Funds") are valued daily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include considerations such as: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. If a valuation is not available from an independent pricing service, the Funds seek to obtain quotations from principal market makers. If such quotations are not readily available, securities are valued using methods each Fund’s Board of Directors has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

The Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective November 1, 2008. In accordance with FAS 157, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of the Funds’ investments.

In addition to defining fair value, FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

	•	Level 1 – quoted prices in active markets for identical investments

	•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

	•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2009 (000’s omitted):

California:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$ -
Level 2 - Other Significant Observable Inputs	148,653
Level 3 – Significant Unobservable Inputs	-
Total	$148,653

Intermediate:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$-
Level 2 - Other Significant Observable Inputs	459,648
Level 3 – Significant Unobservable Inputs	-
Total	$459,648

New York:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$-
Level 2 - Other Significant Observable Inputs	121,473
Level 3 – Significant Unobservable Inputs	-
Total	$121,473

##	At January 31, 2009, selected Fund information on a U.S. federal income tax basis was as follows:

(000’s omitted) Neuberger Berman	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

California	$153,145	$3,514	$8,006	$(4,492)
Intermediate	467,932	15,802	24,086	(8,284)
New York	126,896	2,568	7,991	(5,423)

@

At time of investment, municipal securities purchased by the Funds are within the four highest rating categories (with respect to at least 80% of total assets) assigned by a nationally recognized statistical rating organization ("NRSRO") such as Moody's Investors Service, Inc., Standard & Poor's, or Fitch Investors Services, Inc. or, where not rated, are determined by the Funds' investment manager to be of comparable quality. Approximately 76%, 70%, and 64% of the municipal securities held by California, Intermediate, and New York, respectively, have credit enhancement features backing them, which the Funds may rely on, such as letters of credit, insurance, or guarantees. Without these credit enhancement features the securities may or may not meet the quality standards of the Funds. Pre-refunded bonds are supported by securities in escrow issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. The amount escrowed is sufficient to pay the periodic interest due and the principal of these bonds. Putable bonds give the Funds the right to sell back the issue on the date specified.

ß	Security is guaranteed by the corporate or non-profit obligor.

ñ

Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A under the Securities Act of 1933, as amended, and have been deemed by the investment manager to be liquid. At January 31, 2009, these securities amounted to approximately $925,000 or 1.0% of net assets applicable to common shareholders for California, approximately $3,937,000 or 1.4% of net assets applicable to common shareholders for Intermediate and approximately $925,000 or 1.3% of net assets applicable to common shareholders for New York.

ñ	These securities have been deemed by the investment manager to be illiquid. At January 31, 2009, these securities amounted to $2,544,000 or 0.9% of net assets for Intermediate.

µ	Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of January 31, 2009.

a	Security is subject to a guarantee provided by Bayerische Landesbank, backing 100% of the total principal.

#

Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A under the Securities Act of 1933, as amended, and have been deemed by the investment manager to be illiquid and restricted. At January 31, 2009, these securities amounted to approximately $145,000 or 0.1% of net assets applicable to common shareholders for Intermediate and approximately $87,000 or 0.1% for New York.

(000’s omitted)	Restricted Security	Acquisition Date	Acquisition Cost	Acquisition Cost Percentage of Net Assets Applicable to Common Shareholders as of Acquisition Date	Value as of January 31, 2009	Fair Value Percentage of Net Assets Applicable to Common Shareholders as of January 31, 2009
Intermediate
	New York Liberty Dev. Corp. Rev. (Nat’l Sports Museum Proj.), Ser. 2006 A, 6.13%, due 2/15/19	8/4/2006	$1,250	0.4%	$145	0.1%
New York
	New York Liberty Dev. Corp. Rev. (Nat’l Sports Museum Proj.), Ser. 2006 A, 6.13%, due 2/15/19	8/4/2006	750	0.9	87	0.1

‡	Security is in default.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent financial statements.

Item 2. Controls and Procedures.

(a)

Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended ("1940 Act")), as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Intermediate Municipal Fund Inc.

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer

Date: March 31, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer

Date: March 31, 2009

By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial and Accounting Officer

Date: March 31, 2009